Fair value measurements - Carrying amount and fair value (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements
Carrying amount of derivative financial assets	$ 532	$ 136,262
Fair value of derivative financial assets	532	136,262
Fair value of financial liabilities	(9,657)
Net carrying amount	(5,359,737)	(4,872,247)
Net fair value	(5,536,457)	(5,058,054)
Transfers of assets from level 1 to level 2	0
Transfers of assets from level 2 to level 1	0
Transfers of liabilities from level 1 to level 2		0
Transfers of liabilities from level 2 to level 1		0
Financial debt
Fair value measurements
Carrying amount of financial liabilities	(5,350,612)	(5,008,509)
Fair value of financial liabilities	(5,527,332)	(5,194,316)
Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(5,527,332)	(5,194,316)
Non derivative financial instruments
Fair value measurements
Carrying amount of financial liabilities	(9,657)
Fair value of financial liabilities	(9,657)
Jet fuel Asian call options contracts
Fair value measurements
Carrying amount of derivative financial assets	206
Fair value of derivative financial assets	206	133,567
Interest rate Cap
Fair value measurements
Fair value of derivative financial assets	326	2,695
Level 2
Fair value measurements
Fair value of financial liabilities	(9,657)
Net fair value	(5,536,457)	(5,058,054)
Level 2 | Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(5,527,332)	(5,194,316)
Level 2 | Jet fuel Asian call options contracts
Fair value measurements
Fair value of derivative financial assets	206	133,567
Level 2 | Interest rate Cap
Fair value measurements
Fair value of derivative financial assets	$ 326	$ 2,695